NOTE 14 - OPTIONS: Share-based Compensation, Activity (Details) - $ / shares			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 9 months 22 days	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 1 month 20 days	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			640,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 2.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price			$ 0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	640,000	0	640,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.50	$ 0	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	90,000	0	90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.50	$ 0	$ 1.50